FINANCIAL INSTRUMENTS - Fair Values (Details) (USD $)	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Fair values:
Cash and cash equivalents, carrying value	$ 66,913,000		$ 164,717,000		$ 122,231,000	$ 56,114,000
Long-term debt - fixed	0	[1]	10,000,000	[1]
Long-term debt - floating	771,549,000	[1]	787,078,000	[1]
Obligations under capital leases	405,843,000	[1]	411,875,000	[1]
Level 1
Fair values:
Cash and cash equivalents, carrying value	66,913,000		164,717,000
Cash and cash equivalents, fair value	66,913,000		164,717,000
Restricted cash and short-term investments	213,282,000		207,856,000
Level 3
Fair values:
Long-term unlisted investments	7,347,000	[1]	7,347,000	[1]
Level 2 | Commodity contract
Fair values:
Hedge assets	0		111,000
Level 2 | Interest rate swap
Fair values:
Interest rate cash flow hedge liability	59,084,000	[2]	50,051,000	[2]
Level 2 | Interest rate swap | Cash flow hedging
Fair values:
Fair value/carrying value of derivatives	25,900,000		24,000,000
Notional value	436,300,000		284,300,000
Level 2 | Currency swap
Fair values:
Foreign currency derivative liability	$ 27,622,000		$ 26,205,000

[1]	The fair value hierachy is only applicable to each financial instrument on the consolidated balance sheets that are recorded at fair value on a recurring basis.
[2]	The fair value/carrying value of interest rate swap agreements that qualify and are designated as a cash flow hedge as at December 31, 2011 and 2010, was $25.9 million (with a notional value of $436.3 million) and $24 million (with a notional value of $284.3 million), respectively. The expected maturity of these interest rate agreements is from April 2012 to March 2018.